Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[2]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2011-4 and Stanwich Mortgage Loan Trust, Series 2011-4RT CIK # Not Applicable
		CitiMortgage	465	119,139,123.40	100.00%	3	1,187,297.47	1.00%	3	1,187,297.47	1.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			465	119,139,123.40	100.00%	3	1,187,297.47	1.00%	3	1,187,297.47	1.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

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2 The Securitizer disclosed in its initial filing made pursuant to Rule 15Ga-1(c)(1) that two assets were subject to a demand to repurchase or replace such assets. Both of those assets were disclosed as pending repurchase or replacement (the “2011-4 Pending Assets”). As disclosed herein, both of those 2011-4 Pending Assets were repurchased during the Reporting Period.